Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ 5,803	$ 5,075	$ 4,514
Selling, general and administrative	(1,095)	(981)	(907)
Other components of pension benefit costs	(1,398)	(1,296)	(1,331)
Income tax benefit (expense)	(96)	(143)	(31)
Net income	1,293	810	170
Attributable to noncontrolling interest	(6)	(8)	(5)
Attributable to the Company's stockholders	1,287	802	165
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(8)	22	(20)
Attributable to noncontrolling interest	0	0	0
Attributable to the Company's stockholders	(8)	22	(20)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	1	30	(9)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	4	16	(7)
Selling, general and administrative	(1)	3
Other components of pension benefit costs	(2)	11	(2)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	10	10	15
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	(1)
Income tax benefit (expense)	2	2	4
Net income	$ (9)	$ (8)	$ (11)